Ordinary Shares	12 Months Ended
Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Ordinary Share
16.	ORDINARY SHARES

To facilitate the exit of certain key employees of Truck Alliance, in 2020, the Company repurchased in total of 190,527,542 ordinary shares from these employees with an aggregate consideration of RMB489,391. These repurchases resulted in a reduction of ordinary shares by RMB12, a reduction of APIC by RMB376,820 and compensation expenses of RMB112,558. The compensation expenses were computed as the excess of the repurchase prices over the fair values of the ordinary shares repurchased from the management members as of respective repurchase dates.
In 2020, 106,422,541 ordinary shares of employees obtained through exercise of options were repurchased by the Company for tax purposes with an aggregate consideration of RMB385,270. The repurchase resulted in a reduction of ordinary shares by RMB7, a reduction of APIC by RMB268,052 and compensation expenses of RMB117,211. The compensation expenses were computed as the excess of the repurchase price over the fair value of the ordinary shares repurchased as of the respective repurchase dates.
In November 2020, the shareholders and board of directors of the Company passed unanimously written resolutions to reclassify and re-designate the Company’s authorized ordinary shares into: (i) 33,562,015,467 Class A Ordinary Shares, and (ii) 963,610,653 Class B Ordinary Shares. Each ordinary share directly or indirectly held by Full Load Logistics Information Co. Ltd has been re-designated to one Class B ordinary Share with a par value of US$ 0.00001 and each ordinary share held by other shareholders has been re-designated into one Class A ordinary Share with a par value of US$ 0.0001. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, however, each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to thirty votes on an as-converted basis held by shareholders at general meeting. Subsequently, 2,013,034,312 Class A ordinary shares were re-classified into the same number of Class B ordinary shares upon shareholders resolutions in 2021.
In
2021
, prior to the completion of USIPO, the Company repurchased
177,267,715
Class A ordinary shares from certain shareholders of the Group with an aggregate consideration of RMB
1,077,505
. The repurchases resulted in a reduction of ordinary shares by RMB
12
, a reduction of APIC by RMB
1,038,564
and compensation expenses of RMB
38,929
for the excess of the repurchase prices over the fair values of the ordinary shares repurchased as of the respective repurchase dates.
On June 22, 2021, upon the completion of USIPO, 1,650,000,000 Class A ordinary shares were issued to the public investors and 210,526,314 Class A ordinary shares were issued in the concurrent private placement. Total proceeds of the issuance w ere
RMB11,059,043,
net of the issuance cost. On the same date, all convertible redeemable preferred shares were converted into ordinary shares.
In 2021
, 866,230,796
stock options were exercised into ordinary shares by employees, of which
 351,972,260 were Class A ordinary shares and 514,258,536 were Class B ordinary shares. The Company repurchased 169,834,500 Class B ordinary shares for tax purpose upon the exercise of options, which resulted in a reduction
of ordinary shares by RMB11 and a reduction of APIC by RMB626,431.
On April 14, 2022, the Group entered into a share surrender and loan repayment agreement with a shareholder and his certain affiliates in connection to the settlement plan of his
subscription receivables. Pursuant to such agreement, the Group settled the US$200 million of subscription receivables from the shareholder by accepting the surrender of 560,224,090
Class
A
ordinary shares on May 7, 2022. The number of surrendered shares was determined based on US$0.36 per share, the fair value of the Company’s ordinary shares on the date of the settlement notice. The settlement resulted in the pay-off
of subscription receivable of RMB 1,310,140 with a
reduction

of ordinary shares by RMB 37 and a reduction of APIC by RMB 1,326,603.
On July 6, 2022, the Company repurchased an aggregate of 259,095,756 Class A ordinary shares for an aggregate consideration of RMB822,373, based on the market closing price of Class A ordinary shares on July 5, 2022, which resulted in a reduction

of ordinary shares by RMB17 and a reduction of APIC by RMB822,356.
In

2022
,
318,299,998
stock options were exercised into ordinary shares by employees, of which
112,209,998
were Class A ordinary shares and
206,090,000
were Class B ordinary shares. The Company repurchased
710,080
Class A ordinary shares and
91,165,500
Class B ordinary shares for tax purpose upon the exercise of options, which resulted in a reduction

of ordinary shares by RMB
6
and a reduction of APIC by RMB
257,891
. In addition,
1,121,670,655
Class B ordinary shares were reclassified into the same number of Class A ordinary shares during
 2022.